Balances and Transactions with Related Parties - Summary of Significant Transactions and Effect on Profit or loss (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Transactions Between Related Parties [Line Items]
Threshold of significant transactions and effects on profit or loss	$ 2,000,000
Endesa Energa S.A. | Gas Sales
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on profit or loss		$ 22,404,257	$ 180,214,107
Endesa Energa S.A. | Fuel Consumption
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on profit or loss		(2,702,995)
Enel Americas S.A. | Provision of administration services and others
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on profit or loss	6,688,879	8,356,103	7,859,162
GNL Chile S.A. | Gas Sales
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on profit or loss		6,588,337
GNL Chile S.A. | Gas consumption
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on profit or loss	(223,839,011)	(214,830,783)	(443,243,955)
Enel S.p.A. | Technical Services
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on profit or loss	(3,652,282)	(3,965,495)	(2,340,510)
Enel S.p.A. | Financial expenses
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on profit or loss	(3,794,499)	(914,228)
Enel X S.R.L. | Technical Services
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on profit or loss	(5,806,595)	(4,857,322)	(3,545,918)
Enel Global Services S.r.l | IT Services
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on profit or loss	(2,438,974)	(2,014,876)
Enel Global Trading S.p.A | Technical Services
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on profit or loss		(1,477,536)	(1,492,743)
Enel Global Trading S.p.A | Gas Sales
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on profit or loss	19,224,275		166,792,281
Enel Global Trading S.p.A | Commodity derivatives
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on profit or loss	(18,681,998)	156,461,363	36,940,008
Enel Green Power Spa | Technical Services
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on profit or loss	(11,924,956)	(12,774,436)	(6,136,692)
Enel Finance International NV | Financial expenses
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on profit or loss	(63,392,975)	(56,576,882)	(72,578,171)
Enel Grids S.r.L | Technical Services
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on profit or loss	(3,035,638)	(3,483,451)	(2,260,739)
Enel Grids S.r.L | IT Services
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on profit or loss	$ (3,089,468)	(3,274,480)	$ (1,254,045)
Gridspertise s.r.l. | Purchase of materials
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on profit or loss		$ (2,867,907)